Income Taxes - Additional Information (Detail)	Dec. 31, 2019 USD ($)
Income Tax Disclosure [Abstract]
Defered Tax Assets	$ 458,000
Defered Tax Liabilities	26,000
Income Tax, Carry Forwards	2,000,000.0
Defered Tax Assets	300,000
Losses Carry Forward	$ 1,600,000